CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,433)	$ (9,016)	$ (2,148)
Income (loss) from discontinued operations	1,853	(1,101)	2,656
Loss from continuing operations	(5,286)	(7,915)	(4,804)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	764	689	602
Amortization of deferred financing costs	123	325	202
Gain on the sale of property and equipment	(29)
Forgiveness of debt	(1,312)
Bad debt expense	30	46	158
Deferred income taxes	38	(10)	18
Stock-based compensation	39	63
Changes in assets and liabilities:
Accounts receivable, net	(3,571)	(1,077)	118
Prepaid expenses and other current assets	(96)	(202)	(208)
Other assets	(20)	3	216
Accounts payable	(266)	439	828
Accrued expenses and other current liabilities	2,964	1,195	1,037
Income taxes payable	(1,659)	128	(1,862)
Liability to United States Department of Labor	(309)	(268)	(340)
Other liabilities	461	(58)	56
Net cash provided by (used in) discontinued operations	80	(1,257)	(2,220)
Net cash used in operating activities	(8,049)	(7,899)	(6,199)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(699)	(633)	(832)
Proceeds from sale of property and equipment	95	39
Change in restricted cash	(1,515)	(530)	125
Net cash used in discontinued operations		(10)	(19)
Net cash used in investing activities	(2,119)	(1,134)	(726)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments under old line of credit, net			(6,600)
Borrowings under new lines of credit, net	4,056	510	8,086
Net proceeds from convertible notes payable to related party	7,257	6,863	6,741
Payment of financing costs			(450)
Net cash provided by financing activities	11,313	7,373	7,777
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,064	358	(719)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,209	(1,302)	133
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	976	2,278	2,145
CASH AND CASH EQUIVALENTS, END OF YEAR	3,185	976	2,278
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless exercise of stock options	3		17
Accrued financing costs included in accrued expenses and other current liabilities			137
Accrued financing costs included in other liabilties			63
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	635	613	532
Cash paid during the year for income taxes	$ 218	$ 183	$ 358